Exhibit 1

CFCRE 2016-C4 Mortgage Trust

Commercial Mortgage Pass Through Certificates, Series 2016-C4

Report To:

CCRE Commercial Mortgage Securities, L.P.

Cantor Commercial Real Estate Lending, L.P.

Cantor Fitzgerald & Co.

Société Générale

SG Americas Securities, LLC

Benefit Street Partners CRE Finance LLC

CastleOak Securities, L.P.

Goldman, Sachs & Co.

Citigroup Global Markets Inc.

26 April 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CCRE Commercial Mortgage Securities, L.P. Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022	Société Générale SG Americas Securities, LLC 245 Park Avenue New York, New York 10167

Benefit Street Partners CRE Finance LLC 9 West 57th Street, Suite 4920 New York, New York 10019	CastleOak Securities, L.P. 110 East 59th Street Second Floor New York, New York 10022

Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013	Goldman, Sachs & Co. 200 West Street New York, New York 10282

Re:	CFCRE 2016-C4 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2016-C4 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CCRE Commercial Mortgage Securities, L.P. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies, which are summarized on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained on the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	A draft of the preliminary prospectus for the CFCRE 2016-C4 Mortgage Trust securitization transaction (the “Draft Preliminary Prospectus”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Prospectus or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 April 2016

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in CFCRE 2016-C4 Mortgage Trust (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 50 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on 154 commercial, multifamily and manufactured housing community properties.

Procedures performed and our associated findings

1.	We obtained from Cantor Commercial Real Estate Lending, L.P. (“Cantor”), Société Générale (“SocGen”) and Benefit Street Partners CRE Finance LLC (“Benefit Street,” together with Cantor and SocGen, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that each respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the respective due date for the monthly debt service payment of each mortgage loan in May 2016, or in the case of any mortgage loan that has its first due date in June 2016, the date that would have been its due date in May 2016 under terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month (collectively, the “Cut-off Date”) and
b.	A record layout and decode table related to each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 9

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3., and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, we received an electronic data file from Cantor, on behalf of the Depositor (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files), that Cantor, on behalf of the Depositor, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 7.), as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Borrowers”). We compared the “Related Borrower” information that we identified to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Related Borrower” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	5353 West Bell Road and
b.	601 West Polk,

which do not have at least one common “Sponsor” on the Final Data File, Benefit Street, on behalf of the Depositor, indicated that the respective “Sponsors” shown on the Final Data File are related entities and instructed us to use “Yes-A” for the “Related Borrower” characteristic.

8.	Using the:
a.	First Payment Date and
b.	Maturity or ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

9.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown on the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 15 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD” for the “Original Interest Only Period (Months)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

11.	Using the:
a.	Seasoning as of the Cut-off Date (Months),
b.	Original Term to Maturity or ARD,
c.	Original Interest Only Period (Months) and
d.	Original Amortization Term

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,
ii.	Remaining Interest Only Period and
iii.	Remaining Amortization Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

Attachment A Page 4 of 9

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Basis,
c.	Seasoning as of the Cut-off Date (Months),
d.	Original Interest Only Period (Months),
e.	First Payment Date,
f.	Maturity or ARD Date,
g.	Interest Rate and
h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of the Cut-off Date (the “Cut-off Date Balance ($)”) and as of the “Maturity or ARD Date” of each Mortgage Loan (the “Maturity or ARD Balance ($)”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

13.	For each Pari Passu Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A), Cantor and SocGen, on behalf of the Depositor, instructed us to use the information on the applicable Source Documents to recalculate the aggregate principal balance for the related Companion Loan(s) (as defined in Note 14 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance”). For each Pari Passu Mortgage Loan, we compared the “Pari Passu Companion Loan Cut-off Date Balance” to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

14.	Using:
a.	Information on the Final Data File,
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus and
c.	The applicable calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 14.,

we recalculated the:

i.	Underwritten NOI DSCR,
ii.	Underwritten NCF DSCR,
iii.	Cut-off Date LTV Ratio,
iv.	"As is" Cut-off Date LTV,
v.	LTV Ratio at Maturity or ARD,
vi.	Underwritten NOI Debt Yield,
vii.	Underwritten NCF Debt Yield,
viii.	NOI Debt Yield at Maturity,
ix.	NCF Debt Yield at Maturity,
x.	% of Initial Pool Balance,
xi.	Annual Debt Service ($) and
xii.	Loan per Net Rentable Area (Sq. Ft./Units/Rooms/Pads/Beds)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” to two decimal places and to round the “Cut-off Date LTV Ratio,” “"As is" Cut-off Date LTV,” “LTV Ratio at Maturity or ARD,” “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “NOI Debt Yield at Maturity” and “NCF Debt Yield at Maturity” to the nearest 1/10th of one percent.

For the purpose of recalculating the “Cut-off Date LTV Ratio” and “"As-is" Cut-off Date LTV” characteristics for the Mortgage Loan identified on the Final Data File as “Renaissance Cincinnati,” Cantor, on behalf of the Depositor, instructed us to deduct $3,500,000 from the “Cut-off Date Balance ($)” that is shown on the Final Data File, which is the “Earnout/Holdback” amount for this Mortgage Loan that is shown on the Final Data File.

For the purpose of recalculating the “Cut-off Date LTV Ratio” and “"As-is" Cut-off Date LTV” characteristics for the Mortgage Loan identified on the Final Data File as “601 West Polk” (the “601 West Polk Mortgage Loan”), Benefit Street, on behalf of the Depositor, instructed us to deduct $3,000,000 from the “Cut-off Date Balance ($)” that is shown on the Final Data File, which is the “Upfront Other Reserves ($)” amount for this Mortgage Loan that is shown on the Final Data File.

For the purpose of recalculating the “LTV Ratio at Maturity or ARD” characteristic for the 601 West Polk Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to use $28,900,000 as the “Appraised Value ($),” which represents the “market value as complete & stabilized” appraised value that is shown on the related appraisal report Source Document.

Attachment A Page 6 of 9

14. (continued)

For the Mortgage Loans identified on the Final Data File which have the “Crossed With Other Loans” characteristic as “Yes - A” (the “Crossed Loans Group”), Cantor, on behalf of the Depositor, instructed us to recalculate the:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	Cut-off Date LTV Ratio,
d.	"As is" Cut-off Date LTV,
e.	LTV Ratio at Maturity or ARD,
f.	Underwritten NOI Debt Yield,
g.	Underwritten NCF Debt Yield,
h.	NOI Debt Yield at Maturity and
i.	NCF Debt Yield at Maturity

characteristics on an aggregate basis for those Mortgage Loans in the Crossed Loans Group.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the aggregate:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	Cut-off Date LTV Ratio,
d.	"As is" Cut-off Date LTV,
e.	LTV Ratio at Maturity or ARD,
f.	Underwritten NOI Debt Yield,
g.	Underwritten NCF Debt Yield,
h.	NOI Debt Yield at Maturity and
i.	NCF Debt Yield at Maturity

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for the Underlying Properties associated with such Multiple Property Loan.

For each Pari Passu Mortgage Loan, Cantor and SocGen, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and the related Companion Loan(s), which is twelve (12) times the sum of the:

i. Monthly Debt Service ($) and

ii. Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

Attachment A Page 7 of 9

14. (continued)

For each Pari Passu Mortgage Loan, Cantor and SocGen, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($)” of the Pari Passu Mortgage Loan, as shown on the Final Data File and
b.	The “Pari Passu Companion Loan Cut-off Date Balance” of the Companion Loan(s) related to the Pari Passu Mortgage Loan, as described in Item 13. of Attachment A,

to recalculate the:

i. Cut-off Date LTV Ratio,

ii. "As Is" Cut-off Date LTV,

iii. Underwritten NOI Debt Yield and

iv. Underwritten NCF Debt Yield

characteristics.

For each Pari Passu Mortgage Loan, except for the Pari Passu Mortgage Loans which are also Multiple Property Loans (the “Pari Passu Multiple Property Loans”), which are described in the succeeding two paragraphs of this Item 14., Cantor and SocGen, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($)” of the Pari Passu Mortgage Loan, as shown on the Final Data File and
b.	The “Pari Passu Companion Loan Cut-off Date Balance” of the Companion Loan(s) related to the Pari Passu Mortgage Loan, as described in Item 13. of Attachment A,

to recalculate the “Loan per Net Rentable Area (Sq. Ft./Units/Rooms/Pads/Beds)“ characteristic.

For each Pari Passu Multiple Property Loan, Cantor and SocGen, on behalf of the Depositor, instructed us to recalculate the “Loan per Net Rentable Area (Sq. Ft./Units/Rooms/Pads/Beds)” characteristic for each related Underlying Property by dividing:

a.	The allocated whole loan cut-off date principal balance of each Underlying Property (the “Whole Loan Allocated Property Cut-off Date Balance”), as described in the succeeding paragraph of this Item 14., by
b.	The “Net Rentable Area (Sq. Ft./Units/Rooms/Pads/Beds)” of the Underlying Property, as shown on the Final Data File.

Attachment A Page 8 of 9

14. (continued)

For the purpose of this procedure, Cantor and Soc Gen, on behalf of the Depositor, instructed us to recalculate the “Whole Loan Allocated Property Cut-off Date Balance” of each Underlying Property that secures a Pari Passu Multiple Property Loan by allocating the sum of:

a.	The “Cut-off Date Balance ($)” of the Pari Passu Multiple Property Loan, as shown on the Final Data File and
b.	The “Pari Passu Companion Loan Cut-off Date Balance” of the Companion Loan(s) related to the Pari Passu Multiple Property Loan, as described in Item 13. of Attachment A,

to each related Underlying Property pro-rata using the Underlying Property original principal balance allocations for the respective While Loan that are stated on the loan agreement or loan modification agreement Source Document (or, with respect to the OZRE Leased Fee Portfolio Mortgage Loan (as defined in Note 1 of Exhibit 1 to Attachment A), that are stated on the loan agreement Source Document or provided by Cantor, on behalf of the Depositor, as further described in Note 1 of Exhibit 1 to Attachment A).

For each Pari Passu Mortgage Loan, Cantor and SocGen, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Maturity or ARD Balance ($)” of the Mortgage Loan, as shown on the Final Data File, and
b.	The aggregate principal balance as of the “Maturity or ARD Date” for the Companion Loan(s) related to each Pari Passu Mortgage Loan, recalculated using information on the applicable Source Documents, to recalculate the:

i. LTV Ratio at Maturity or ARD,

ii. NOI Debt Yield at Maturity and

iii. NCF Debt Yield at Maturity

characteristics.

15.	For each Pari Passu Mortgage Loan, Cantor and SocGen, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

Attachment A Page 9 of 9

16.	Using the:
a.	Master Servicing Fee,
b.	Primary Servicer Fee,
c.	Sub Servicer Fee Rate,
d.	Trustee/Administrator Fee,
e.	CREFC Fee,
f.	Operating Advisor Fee and
g.	ARR Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• GSP MHP Portfolio II • Fresenius Portfolio • Dallas Multifamily Portfolio • Johnson Crossing & Shops at Westwind	Original Balance ($) Cut-off Date Balance ($) and Maturity or ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document

The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document

• AG Life Time Fitness Portfolio • GFH Brennan Industrial Portfolio • NMS Los Angeles Multifamily Portfolio • AvidXchange	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined in Note 14 of Exhibit 2 to Attachment A) that are stated on the loan agreement Source Document

• NorCal Grocery Portfolio • Inland Suites Memphis	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated on the applicable appraisal report Source Document

• OZRE Leased Fee Portfolio	Original Balance ($)	The “Original Balance ($) of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan that are stated on the loan agreement Source Document, or for the Underlying Properties described in Note 1 below, that are provided in the table in Note 1 below

Exhibit 1 to Attachment A

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• OZRE Leased Fee Portfolio (continued)	Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($) of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are described above

• GMR Portfolio	Original Balance ($) Cut-off Date Balance ($) and Maturity or ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations provided by Cantor, on behalf of the Depositor, which are described in Note 2 below

The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are described above

Notes:

1.	For the Mortgage Loan identified on the Combined Data File as “OZRE Leased Fee Portfolio” (the “OZRE Leased Fee Portfolio Mortgage Loan”), which is a Pari Passu Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A) and a Multiple Property Loan, the loan agreement Source Document did not provide original balance allocations for the respective Whole Loan for all of the Underlying Properties. For the Underlying Properties that secure the related Whole Loan for which the loan agreement Source Document did not provide original balance allocations for the respective Whole Loan, Cantor, on behalf of the Depositor, provided the whole loan original balance allocations are shown in the table below:

Underlying Property	Allocated Whole Loan Original Balance
4870 Sadler Road	$5,350,000
920 Harvest Drive	$3,000,000
4880 Sadler Road	$3,000,000
910 Harvest Drive	$2,250,000
2221 Dabney Road	$1,650,000
815 East Gate Drive	$1,600,000
2251 Dabney Road	$1,400,000
2212 Tomlynn Street	$1,400,000
2130 Tomlynn Street	$1,050,000
817 East Gate Drive	$375,000

Exhibit 1 to Attachment A

Notes: (continued)

2.	For the Mortgage Loan identified on the Combined Data File as “GMR Portfolio” (the “GMR Portfolio Mortgage Loan”), the loan agreement Source Document did not provide “Original Balance ($)” allocations for the Underlying Properties. For the Underlying Properties that secure the GMR Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use the “Original Balance ($)” allocations that are shown in the table below:

Underlying Property	Allocated Original Balance ($)
Marina Towers	$9,270,000.00
Star Medical Center	$9,250,000.00
1310 Wolf Park Drive	$3,255,211.03
7668B Airways Boulevard	$2,959,282.76
Surgical Institute of Michigan	$2,850,000.00
1324 Wolf Park Drive	$2,071,497.93
3350 North Germantown Road	$1,361,270.07
2999 Centre Oak Way	$1,080,138.21

For the GMR Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, informed us that a freely releasable portion of the collateral (the “GMR Portfolio Releasable Collateral”) is expected to be released. The related loan agreement Source Document indicates that the GMR Portfolio Releasable Collateral is freely releasable and requires no payment of principal in connection with such release. Cantor, on behalf of the Depositor, indicated that there is no value or underwriting income attributed to the GMR Portfolio Releasable Collateral. Cantor, on behalf of the Depositor, instructed us not to include the GMR Portfolio Releasable Collateral as an Underlying Property for the GMR Portfolio Mortgage Loan.

3.	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Item 12. of Attachment A and on Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Area (Sq. Ft./Units/Rooms/Pads/Beds) (see Note 3)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Master Lease, Tenant Estoppel or Appraisal Report
Year Built (see Note 3)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Notes 3 and 4)	Appraisal Report, Engineering Report or Phase I Environmental Report
Occupancy (see Note 3)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Occupancy As-of Date (see Notes 4 and 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Most Recent Occupancy (see Notes 3 and 4)	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy Date (see Notes 4 and 6)	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Most Recent Occupancy (see Notes 3 and 4)	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Most Recent Occupancy Date (see Notes 4 and 6)	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Notes 3 and 7)	Appraisal Report
Appraisal As-of Date (see Note 7)	Appraisal Report
"As is" Appraisal Value (see Notes 3 and 7)	Appraisal Report
"As is" Date of Valuation (see Note 7)	Appraisal Report
FIRREA Compliant (Yes/No)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 8)	Phase II Environmental Report
Date of Seismic Report (see Note 9)	Seismic Report
PML/SEL (%) (see Note 9)	Seismic Report
Single Tenant (Yes/No) (see Note 3)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Master Lease or Tenant Estoppel

Insurance Information: (see Note 10)

Characteristic	Source Document(s)

Earthquake Insurance (Y/N) (see Note 4)	Certificate of Property Insurance or Insurance Review Document
Terrorism Insurance (Y/N) (see Note 4)	Certificate of Property Insurance or Insurance Review Document
Windstorm Insurance (Y/N) (see Note 4)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (Y/N) (see Notes 4 and 8)	Certificate of Environmental Insurance

Major Tenant Information: (see Notes 3 and 11)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

3rd Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Historical Financial & Underwriting Information: (see Note 12)

Characteristic	Source Document(s)

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent Total Capital Items	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent Total Capital Items	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent Operating Statements Date (see Note 4)	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent Total Capital Items	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Reserves ($)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Reserves ($) (see Note 4)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Other Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Other Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserves Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Tax Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Engineering Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Guarantor	Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Environmental Indemnity
Sponsor (see Note 4)	Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Environmental Indemnity
Original Balance ($) (see Note 14)

For all Mortgage Loans:

• Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 14, 15 and 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 14)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity or ARD Date	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes/No) (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 17)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Note 18)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Cash Management (see Note 19)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Excess Cash Trap Trigger (see Note 4)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Independent Director (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Ownership Interest (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration	Ground Lease Agreement
Ground Lease Extension Terms	Ground Lease Agreement
Letter of Credit	Letter of Credit, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TIC	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Crossed With Other Loans	Cross-Collateralization Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Existing Additional Debt (Yes/No) (see Note 22)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Existing Additional Debt Description (see Note 22)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Future Debt Permitted (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Permitted Type	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Property Manager	Management Agreement or Loan Agreement
Franchise Flag	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Previous Securitization (see Note 23)	Bloomberg Screenshot or Trepp Screenshot

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” characteristic for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 2), as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

2. (continued)

For the mortgaged properties identified on the Combined Data File as:

a.	215 West 34th Street & 218 West 35th Street,
b.	AvidXchange Music Factory,
c.	Silver Hammer Building,
d.	1745, 1775, 1799 Story Road,
e.	Wharfside Village and
f.	Marsh Creek Village,

each of which are secured by more than one property type, as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document, Cantor, on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic.

3.	For the purpose of comparing the:
a.	Net Rentable Area (Sq. Ft./Units/Rooms/Pads/Beds),
b.	Year Built,
c.	Year Renovated,
d.	Occupancy,
e.	Second Most Recent Occupancy,
f.	Most Recent Occupancy,
g.	Single Tenant (Yes/No) and
h.	Major Tenant Information

characteristics for each mortgaged property on the Combined Data File with the “Detailed Property Type” characteristic as “Leased Fee, ” Cantor, on behalf of the Depositor, instructed us to use the information related to the improvements associated with the ground lease tenants, all as shown on the applicable Source Documents.

4.	For the Mortgage Loans (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table A1, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown on the applicable Source Document(s):

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Cantor	AvidXchange	Silver Hammer Building	Year Renovated	2006	2014
		All	Environmental Insurance (Y/N)	No Source Document(1)	Yes

Cantor	OZRE Leased Fee	All	Occupancy As-of Date	<blank>	1/5/2016
	Portfolio		Earthquake Insurance (Y/N)	No Source Document(2)	No
			Terrorism Insurance (Y/N)	No Source Document(2)	No
			Windstorm Insurance (Y/N)	No Source Document(2)	No
		NAP	Amortization Type	Interest Only, ARD	Interest Only(3)
			ARD Loan (Yes/No)	Yes	No(3)
			Final Maturity Date	2/6/2031	2/6/2026(3)

Exhibit 2 to Attachment A

Notes: (continued)

4. (continued)

Table A1: (continued)
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Cantor	GMR Portfolio	All	Earthquake Insurance (Y/N)	No Source Document(2)	No
			Terrorism Insurance (Y/N)	No Source Document(2)	Yes
			Windstorm Insurance (Y/N)	No Source Document(2)	Yes

Benefit	5353 West Bell Road	NAP	Second Most Recent Occupancy	No Source Document(4)	100.0%
Street			Second Most Recent Occupancy Date	No Source Document(4)	12/31/2013
			Most Recent Occupancy	No Source Document(4)	12/31/2014
			Most Recent Occupancy Date	No Source Document(4)	100.0%

SocGen	Marketplace at	NAP	Most Recent Occupancy	<blank>	94.4%
	Kapolei		Most Recent Occupancy Date	<blank>	12/31/2015

Cantor	NMS Los Angeles Multifamily Portfolio	Luxe at 1548	Most Recent Operating Statements Date	12/30/2015	12/31/2015

SocGen	GFH Brennan	NAP	Monthly Tax Reserves ($)	$112,200	$140,956
	Industrial Portfolio		Sponsor	Michael Brennan, Samuel Mandarino, Scott McKibben, Robert Vanecko, Eduardo Paneque, Troy MacMane, Tod Greenwood, Allen Crosswell	Principals of Brennan Investment Group: Michael Brennan, Samuel Mandarino, Scott McKibben, Robert Vanecko, Eduardo Paneque, Troy MacMane, Tod Greenwood, Allen Crosswell; GFH Financial Group B.S.C.

Benefit Street	Dallas Multifamily Portfolio	NAP	Excess Cash Trap Trigger	(i) DSCR<1.20x; (ii) 2/19/2016 if Gate Repair has not occurred; (iii) 12/21/2016 if Title Cure has not occurred	DSCR<1.20x

Cantor	Renaissance Cincinnati	NAP	Ownership Interest	Fee Simple/Leasehold	Fee Simple

Cantor	GSP MHP Portfolio II	NAP	Ownership Interest	Fee Simple/Leasehold	Fee Simple

Cantor	Albuquerque Tortilla	NAP	Ownership Interest	Fee Simple/Leasehold	Fee Simple

(1)	Cantor, on behalf of the Depositor, indicated that there is no certificate of environmental insurance Source Document for this Mortgage Loan
(2)	Cantor, on behalf of the Depositor, indicated that there is no certificate of property insurance or insurance review document Source Document for these Mortgage Loans
(3)	Cantor, on behalf of the Depositor, provided a draft loan modification agreement Source Document with the values shown in the “Provided Value” column in Table A1 and instructed us to treat the draft loan modification agreement Source Document for this Mortgage Loan as fully executed
(4)	Benefit Street, on behalf of the Depositor, indicated there is no historical occupancy report Source Document for this Mortgage Loan and the information for these characteristics is not included in the underwriter’s summary report or appraisal report Source Documents for this Mortgage Loan

Exhibit 2 to Attachment A

Notes: (continued)

4. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in the “Provided Value” column of Table A1 that was provided by the Mortgage Loan Sellers, on behalf of the Depositor.

5.	For the purpose of comparing the “Occupancy As-of Date” characteristic for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document only indicated the month and year.

For each mortgaged property identified on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes” (except for the mortgaged properties described in the succeeding paragraphs of this Note 5), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy As-of Date” characteristic.

For each mortgaged property identified on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes” that partially secures the Mortgage Loan identified on the Combined Data File as “GFH Brennan Industrial Portfolio,” SocGen, on behalf of the Depositor, instructed us to use the date on the applicable underwritten rent roll Source Document for the “Occupancy As-of Date” characteristic.

For each mortgaged property identified on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes” that partially secures the OZRE Leased Fee Portfolio Mortgage Loan (as defined in Note 1 of Exhibit 1 to Attachment A), Cantor, on behalf of the Depositor, instructed us to use the date provided in Table A1 in Note 4 above for the “Occupancy As-of Date” characteristic.

6.	For the purpose of comparing the “Second Most Recent Occupancy Date” and “Most Recent Occupancy Date” characteristics for each mortgaged property identified on the Combined Data File with the “Mortgage Loan Seller” characteristic as “BSP,” Benefit Street, on behalf of the Depositor, instructed us to use the last day of the year if the applicable Source Document only indicated the year.

7.	For the Mortgage Loan listed in Table A2, the applicable appraisal report Source Document includes multiple appraisal values, which are listed in Table A2.

Table A2
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Appraised Value Description	Appraised Value	Date of Appraised Value

Cantor	Wharfside	NAP	As Is	$9,750,000	13 November 2015
	Village		Hypothetical Value Excluding Ground Lease	$12,900,000	13 November 2015

Exhibit 2 to Attachment A

Notes: (continued)

7. (continued)

For the Mortgage Loan listed in Table A2, Cantor, on behalf of the Depositor, instructed us to use the applicable information in Table A3 for the “Appraised Value ($),” “Appraisal As-of Date,” “"As is" Appraisal Value” and “"As is" Date of Valuation” characteristics.

Table A3
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Appraised Value ($)(1)	Appraisal As-of Date(1)	"As is" Appraisal Value(1)	"As is" Date of Valuation(1)

Cantor	Wharfside Village	NAP	$12,900,000	13 November 2015	$12,900,000	13 November 2015

(1)	Cantor, on behalf of the Depositor, informed us that the borrower acquired the ground lease upon acquisition of the property; therefore, there is no longer a leasehold interest in the property

For the OZRE Leased Fee Portfolio Mortgage Loan, which is a Multiple Property Loan, the appraisal report Source Documents contain:

a.	Appraised values for the 58 Underlying Properties, which total $236,425,000 in the aggregate, comprised of:
i.	Individual appraised values for 48 of the 58 Underlying Properties, which total, $209,075,000 in the aggregate, and
ii.	Five appraised values for 10 of the 58 Underlying Properties (each such appraised value represents the combined appraised value for two Underlying Properties, as described in Table A4 below), which total $27,350,000 in the aggregate, and
b.	A portfolio appraised value for the combined portfolio of $250,400,000.

Table A4
Underlying Property	Source Document Value(1)	Underlying Property	Provided Value

4870 Sadler Road and 4880 Sadler Road	$9,725,000	4870 Sadler Road	$6,218,099
		4880 Sadler Road	$3,506,901

920 Harvest Drive and 910 Harvest Drive	$7,570,000	920 Harvest Drive	$4,210,000
		910 Harvest Drive	$3,360,000

2221 Dabney Road and 2251 Dabney Road	$4,075,000	2221 Dabney Road	$2,190,221
		2251 Dabney Road	$1,884,779

815 East Gate Drive and 817 East Gate Drive	$2,880,000	815 East Gate Drive	$2,364,963
		817 East Gate Drive	$515,037

2212 Tomlynn Street and 2130 Tomlynn Street	$3,100,000	2212 Tomlynn Street	$1,763,612
		2130 Tomlynn Street	$1,336,388

(1)	The Source Document Value refers to the combined appraised value for multiple Underlying Properties, as shown on the applicable appraisal report

Exhibit 2 to Attachment A

Notes: (continued)

7. (continued)

For the purpose of comparing the “Appraised Value ($)” and “"As is" Appraisal Value” characteristics for the OZRE Leased Fee Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use the portfolio appraised value of $250,400,000 that is shown on the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” and “"As is" Appraisal Value” characteristics for each Underlying Property that secures the OZRE Leased Fee Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to (i) use the individual appraised value for each Underlying Property described in a. i. above, as shown on the applicable appraisal report Source Document and (ii) use the appraised value information provided by Cantor, on behalf of the Depositor, that is shown in the “Provided Value” column of Table A4 above for each Underlying Property described in a. ii. above (even though the sum of the Underlying Property appraised values described in (i) and (ii) above does not equal the $250,400,000 “Appraised Value ($)” or “"As is" Appraisal Value” that are shown on the Combined Data File for the OZRE Leased Fee Portfolio Mortgage Loan).

For the Mortgage Loan identified on the Combined Data File as “NMS Los Angeles Multifamily Portfolio” (the “NMS Los Angeles Multifamily Mortgage Loan”), which is a Multiple Property Loan, the appraisal report Source Documents contain:

a.	Individual appraised values for each of the six Underlying Properties, which total $163,800,000 in the aggregate, and
b.	A portfolio appraised value for the combined portfolio of $174,300,000.

For the purpose of comparing the “Appraised Value ($)” and “"As is" Appraisal Value” characteristics for the NMS Los Angeles Multifamily Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use the portfolio appraised value of $174,300,000 that is shown on the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” and “"As is" Appraisal Value” characteristics for each Underlying Property that secures the NMS Los Angeles Multifamily Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown on the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $174,300,000 “Appraised Value ($)” or “"As is" Appraisal Value” that are shown on the Combined Data File for the NMS Los Angeles Multifamily Portfolio Mortgage Loan).

For the Mortgage Loans or Underlying Properties with “as complete,” “hypothetical as is” or “hypothetical as if repaired” for the “Appraisal Value As Is / Stabilized” characteristic on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “as complete,” “hypothetical as is” or “hypothetical as if repaired” appraised value and the corresponding date associated with such “as complete,” “hypothetical as is” or “hypothetical as if repaired” appraised value, all as shown on the applicable appraisal report Source Document, for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A

Notes: (continued)

8. (continued)

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained a certificate of environmental insurance Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property that did not contain a certificate of environmental insurance Source Document in the related loan file was required by the applicable Mortgage Loan Seller to obtain environmental insurance for the related mortgaged property.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “Insurance Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the certificate of property insurance, insurance review document or certificate of environmental insurance Source Documents even if these certificates expired prior to the Cut-off Date.

11.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged properties described in the succeeding paragraphs of this Note 11), all as shown on the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “817 East Gate Drive” that partially secures the OZRE Leased Fee Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Probuild Company LLC” on the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “One Commerce Plaza,” Cantor, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “NYS OGS Department of Health (DOH)” on the borrower rent roll Source Document, and to use “Various” for the “Largest Tenant Lease Expiration” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

11. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “AvidXchange Music Factory” that partially secures the Mortgage Loan identified on the Combined Data File as “AvidXchange,” Cantor, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Live Nation” on the borrower rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Frankfort Plaza,” Benefit Street, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Pete Mitchell’s” on the borrower rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

12.	For the purpose of comparing the :
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics for the mortgaged property or mortgaged properties that secure each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document only showed the month and year of expiration.

13.	For the purpose of comparing the “Historical Financial and Underwriting Information” characteristics for the mortgaged property or mortgaged properties that secure each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

14.	Cantor and SocGen, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A5 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more pari-passu components of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). For each Whole Loan listed in Table A5, the applicable Source Document listed in the “Source Document” column of Table A5 indicates that the Whole Loan was split into multiple pari-passu components (each, a “Note Component”), which are listed in the “Note Component(s)” column of Table A5.

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

Table A5:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Source Document

OZRE Leased Fee Portfolio	Cantor	Mortgage Loan Companion Loans	Note A-1, Note A-4, Note A-5 Note A-2, Note A-3, Note A-6, Note A-7, Note A-8	Interest Only	Draft Loan Modification Agreement(1)

Hyatt Regency St. Louis at The Arch	Cantor	Mortgage Loan Companion Loan	Note A-2 Note A-1	Interest Only, then Amortizing	Loan Modification Agreement

215 West 34th Street & 218 West 35th Street	Cantor	Mortgage Loan Companion Loans	Note A-1 Note A-2, Note A-3	Interest Only	Loan Modification Agreement

AG Life Time Fitness Portfolio	Cantor	Mortgage Loan Companion Loans	Note A-3, Note A-4-1 Note A-1, Note A-2, Note A-4-2	Interest Only	Draft Loan Modification Agreement(1)

Renaissance Cincinnati	Cantor	Mortgage Loan Companion Loan	Note A-1 Note A-2	Amortizing Balloon	Draft Loan Modification Agreement(1)

One Commerce Plaza	Cantor	Mortgage Loan Companion Loan	Note A-2 Note A-1	Amortizing Balloon	Loan Agreement

AvidXchange	Cantor	Mortgage Loan Companion Loan	Note A-1 Note A-2	Amortizing Balloon	Draft Loan Modification Agreement(1)

Madbury Commons	Cantor	Mortgage Loan Companion Loan	Note A-1 Note A-2	Interest Only, then Amortizing	Draft Loan Modification Agreement(1)

GFH Brennan Industrial Portfolio	SocGen	Mortgage Loan Companion Loan	Note A-2 Note A-1	Interest Only, then Amortizing	Loan Agreement

NMS Los Angeles Multifamily Portfolio	Cantor	Mortgage Loan Companion Loans	Note A-3 Note A-1, Note A-2	Interest Only	Loan Modification Agreement

3 Executive Campus	Cantor	Mortgage Loan Companion Loan	Note A-1 Note A-2	Amortizing Balloon	Loan Agreement

Home Depot – Elk Grove Village	SocGen	Mortgage Loan Companion Loan	Note A-1 Note A-2	Interest Only	Loan Modification Agreement

(1)	Cantor, on behalf of the Depositor, instructed us to treat the draft loan modification agreement Source Document for these Mortgage Loans as fully executed

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, Cantor and SocGen, on behalf of the Depositor, instructed us to use information on the Source Document listed in the “Source Document” column of Table A5 for the “Note Component(s)” that are listed in the “Note Component(s)” column of Table A5 that are associated with the “Mortgage Loan” portion(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A5.

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

For the purpose of comparing the “ Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A5 (the “Interest Only Pari Passu Mortgage Loans”), all of which have an “Interest Accrual Basis” of “Actual/360” on the Combined Data File, Cantor and SocGen, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The aggregate original balance of the related Companion Loan(s), as shown on the applicable Source Document,
b.	The interest rate for the related Companion Loan(s), as shown on the applicable Source Document, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only, then Amortizing” listed in the “Amortization Type” column of Table A5 (the “Partial I/O Pari Passu Mortgage Loans”), Cantor and SocGen, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the applicable Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Partial I/O Pari Passu Mortgage Loan, Cantor and SocGen, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the aggregate original balance of the related Companion Loan(s) to the original balance of the related Whole Loan, all as shown on the applicable Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Amortizing Balloon” listed in the “Amortization Type” column of Table A5 (the “Amortizing Balloon Pari Passu Mortgage Loan”), Cantor, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, all as shown on the applicable Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Amortizing Balloon Pari Passu Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the original balance of the related Companion Loan to the original balance of the related Whole Loan, all as shown on the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

15.	For the Mortgage Loans identified on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” (the “Interest Only Loans”), all of which have an “Interest Accrual Basis” of “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of the:
a.	Original Balance ($),
b.	Interest Rate and

c. 365/360.

16.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans identified on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” (together, the “Partial I/O Loans”) (except for (i) the Partial I/O Pari Passu Mortgage Loans, which are described in Note 14 above, and (ii) the Mortgage Loan described in the succeeding paragraph of this Note 16), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” after the expiration of the “Original Interest Only Period (Months),” as shown on the applicable Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loan identified on the Combined Data File as “Marketplace at Kapolei” (the “Marketplace at Kapolei Mortgage Loan”), which is a Partial I/O Loan and which does not have a stated monthly debt service payment amount that is required to be paid after the expiration of the “Original Interest Only Period (Months),” SocGen, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” using the “PMT” function in Microsoft Excel and the:

a. Original Balance ($),

b. Interest Rate and

c. Original Term to Maturity or ARD

of the Marketplace at Kapolei Mortgage Loan, all as shown on the Combined Data File.

17.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” after the end of the first full interest accrual period, as shown on the promissory note, loan agreement or loan modification agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

18.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the manager of the related mortgaged property into the lockbox account controlled by the lender.
b.	Soft – the related borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Springing Hard – a lockbox is not currently in place, but the Mortgage Loan documents require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the Mortgage Loan documents.
d.	Springing Soft - a lockbox is not currently in place, but the Mortgage Loan documents require the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the Mortgage Loan documents.
e.	Soft Springing Hard – the related borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default under the Mortgage Loan documents or one or more specified trigger events, at which time the lockbox account converts to a hard lockbox.

19.	For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the related Mortgage Loan documents with any excess remitted to the related borrower (unless an event of default under the Mortgage Loan documents or one or more specified trigger events have occurred and are outstanding), generally on a daily basis.
b.	Springing – until the occurrence of an event of default under the Mortgage Loan documents or one or more specified trigger events, revenue from the lockbox (if any) is forwarded to an account controlled by the related borrower or is otherwise made available to the related borrower. Upon the occurrence of an event of default or such a trigger event, the Mortgage Loan documents require the related revenue to be forwarded to a cash management account controlled by the lender and the funds are disbursed according to the related Mortgage Loan documents.

20.	For the purpose of comparing the “Prepayment Provisions (# of payments)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable loan agreement Source Document) has been securitized.

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the day prior to the first “Payment Date” which occurs during the open period for Mortgage Loans that allow only for defeasance and
b.	Use the day prior to the first “Payment Date” which occurs during the yield maintenance period or prepayment penalty period for Mortgage Loans that can be prepaid with yield maintenance or a prepayment penalty.

22.	For the purpose of comparing the:
a.	Existing Additional Debt (Yes/No) and
b.	Existing Additional Debt Description

characteristics, either:

i.	The loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain intercreditor agreements, co-lender agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents and the Secondary Financing Documents provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, we could not determine whether there is existing secondary financing.

For the purpose of comparing the:

a. Existing Additional Debt (Yes/No) and

b. Existing Additional Debt Description

characteristics for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the related Companion Loan(s) as “additional debt.”

23.	For each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”). We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name

Mortgage Loan Originator

Mortgage Loan Seller

Property Flag

# of Properties

Appraisal Value As Is / Stabilized

Loan Purpose

Owner Occupancy > 5%

Confirm Required Repairs are Escrowed at 125% (Yes/No)

Controlling Note (Yes/No)

Master Servicing Fee

Primary Servicer Fee

Trustee/Administrator Fee

CREFC Fee

Operating Advisor Fee

ARR Fee

Sub Servicer Fee Rate

Sub Serviced (Y/N)

Sub Servicer Name

Total Debt UW NOI DSCR,

Total Debt UW NCF DSCR,

Total Debt LTV at Cut-off,

Total Debt LTV at Maturity,

Total Debt U/W NOI Debt Yield,

Total Debt U/W NCF Debt Yield,

Total Debt NOI Debt Yield at Maturity,

Total Debt NCF Debt Yield at Maturity,

Total Debt Cut-off Balance per Unit and

Total Debt Balance per Unit at Maturity

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.